Supplement to the Current Statement of Additional Information - Part I

   MFS(R) Blended ResearchSM Core Equity Fund (formerly MFS(R) Union Standard
                                  Equity Fund)

Effective June 1, 2008, the Fund's name changed to MFS(R) Blended ResearchSM Core Equity Fund.

Effective immediately, the sub-sections entitled "Ownership of Fund Shares" and "Other Accounts" under the heading "Portfolio Manager(s)" in Appendix C are hereby restated as follows:

Ownership of Fund Shares. The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund's portfolio manager(s) as of June 30, 2008. The following dollar ranges apply:

N. None
A. $1 - $10,000
B. $10,001 - $50,000
C. $50,001 - $100,000
D. $100,001 - $500,000
E. $500,001 -$1,000,000
F. Over $1,000,000

---------------------------------------- --------------------------------------
                                         Dollar Range of Equity Securities in
Name of Portfolio Manager                Fund
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
Jonathan W. Sage                                           C
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
Matthew Krummell                                           N
---------------------------------------- --------------------------------------


Other Accounts. In addition to the Fund, the Fund's portfolio managers are responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which, as of June 30, 2008 were as follows:

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------------- --------------------- --------------------- --------------------
              Registered            Other Pooled          Other Accounts
              Investment Companies  Investment Vehicles
------------- --------------------- --------------------- --------------------
------------- ---------- ---------- ----------- --------- ----------- --------
Name          Number     Total      Number of   Total     Number of   Total
              of
              Accounts*  Assets*    Accounts    Assets    Accounts    Assets
------------- ---------- ---------- ----------- --------- ----------- --------
------------- ---------- ---------- ----------- --------- ----------- --------
Jonathan W.   9          $2.2       0           N/A       11          $6.9
Sage                     billion                                      billion
------------- ---------- ---------- ----------- --------- ----------- --------
------------- ---------- ---------- ----------- --------- ----------- --------
Matthew       6          $2.4       1           $247.0    3           $12.9
Krummell                 billion                million               million
------------- ---------- ---------- ----------- --------- ----------- --------
----------------
*   Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.



                 The date of this supplement is August 1, 2008.